Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2025
Financial Instruments And Risk Management
Financial Instruments and Risk Management

19.   FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

a)      Financial instruments classification and fair value

The financial instruments, classified in accordance with the accounting principles, are as follows:

		Dec. 31, 2025		Dec. 31, 2024
	Level	Balance	Fair value	Balance	Fair value
Financial assets
Amortized cost (1)
Marketable securities – Cash investments		6	6	142	142
Receivables from customers, traders and concession holders		6,107	6,107	5,850	5,850
Restricted cash		240	240	235	235
Accounts receivable from the State of Minas Gerais (AFAC)		30	30	40	40
Concession financial assets – CVA (Parcel ‘A’ Costs Variation Compensation) Account and Other financial components		1,962	1,962	1,296	1,296
Refund of tariff subsidy		723	723	-	-
Concession grant fee – Generation concessions		3,182	3,182	3,098	3,098
		12,250	12,250	10,661	10,661
Fair value through profit or loss
Cash equivalents – Cash investments	2	1,630	1,630	1,629	1,629
Marketable securities
Bank certificates of deposit (CDBs)	2	347	347	-	-
Financial Notes – Banks	2	360	360	279	279
Treasury Financial Notes (LFTs)	1	47	47	72	72
		2,384	2,384	1,980	1,980
Derivative financial instruments (Swaps)	3	-	-	-	-
Concession financial assets – Distribution infrastructure	3	3,929	3,929	2,807	2,807
Indemnifiable receivable – Generation	3	997	997	871	871
		7,310	7,310	5,658	5,658
		19,560	19,560	16,319	16,319

Financial liabilities
Amortized cost (1)
Loans and debentures (2)		(19,466)	(18,488)	(12,280)	(11,934)
Debt with pension fund (Forluz)		-	-	-	-
Deficit of pension fund (Forluz)		(1,326)	(1,299)	(494)	(484)
Concessions payable		(28)	(28)	(27)	(27)
Suppliers		(3,039)	(3,039)	(2,952)	(2,952)
Leasing liabilities (Adjusted for remeasurements)		(417)	(417)	(429)	(429)
Sectorial financial liabilities		-	-	(16)	(16)
		(24,276)	(23,271)	(16,198)	(15,842)
Fair value through other comprehensive income
Derivative financial instruments		9	9
		(24,267)	(23,262)	(16,198)	(15,842)

(1)	The book value represents the approximate fair value amount, except for loans, debentures and pension fund deficit equalization in relation to the amounts as of December 31, 2025.
(2)	The fair value presented is net of the transaction costs and anticipated resources presented in note 15.

At initial recognition the Company measures its financial assets and liabilities at fair value and classifies them according to the accounting standards currently in effect. Fair value is a measurement based on assumptions that market participants would use in pricing an asset or liability, assuming that market participants act in their economic best interest. The information applied in the fair value valuation techniques is classified in three levels of fair value hierarchy, as follows:

•         Level 1 - Active market - Quoted prices: A financial instrument is considered to be quoted in an active market if quoted prices are readily and regularly available from an exchange or an organized over-the-counter market, from market makers, brokers, or a market association, from entities whose objective is to publish pricing information, or from regulatory agencies, and if those prices represent actual market transactions that occur regularly between independent parties.

•         Level 2 - No active market - Valuation technique: For a financial instrument that does not have an active market, fair value must be determined using a valuation or pricing methodology. Criteria that may be used include current fair value data of another instrument that is substantially the same, discounted cash flow analysis, and option‑pricing models. Level 2 inputs are observable, either directly or indirectly. The objective of the valuation technique is to establish the price at which the transaction would occur at the measurement date in an orderly transaction between market participants, acting in their economic best interests.

•         Level 3 - No active market - No observable inputs: Fair value is determined in accordance with generally accepted pricing models, based on discounted cash flow analyses and other valuation techniques, including unobservable inputs such as current replacement cost measurement. Unobservable inputs shall be used to measure fair value to the extent that relevant observable inputs are not available, thereby allowing for situations in which there is little or no market activity at the measurement date. Unobservable inputs are developed using the best information available under the circumstances, which may include the entity’s own data.

The fair value hierarchy prioritizes information (inputs) from valuation techniques, and not the valuation techniques used for measurement of fair value. In some cases, information is used from different hierarchy levels in measurement of fair value, and this is classified entirely in the same level of the fair value hierarchy applicable to the significant information of a lower level. For assets and liabilities that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization.

Fair value calculation of financial positions

Concession financial assets – Distribution infrastructure: these are measured at New Replacement Value (NRV), according to criteria established by the Concession-granting power (‘Grantor’), based on fair value of the concession assets in service and which will be revertible at the end of the concession, and on the weighted average cost of capital (WACC) defined by the Grantor, which reflects the concession holder’s return on the operations of the concession. The NRV and the WACC are public information disclosed by the Grantor and by CEMIG respectively. The gas distribution assets are measured at the construction cost adjusted by the General Market Prices Index (Índice Geral de Preços de Mercado - IGPM). Changes in concession financial assets are disclosed in Note 5.

Indemnifiable receivable - generation: measured at NRV, as per criteria set by regulations of the grantor power, based on the fair value of the assets to be indemnify at the end of the concession. For more information, see Note 5.2.

Marketable securities: Fair value of financial investments is determined taking into consideration the market prices of the investment, or market information that makes such calculation possible, considering future interest rates and exchange of investments to similar securities. The market value of the security is deemed to be its maturity value discounted to present value by the discount rate obtained from the market yield curve.

Other financial liabilities: Fair value of its Loans and debentures were determined using 111.43% of the CDI rate - based on its most recent funding. For the loans and debentures, with annual rates between (i) a minimum of IPCA + 4.10% and a maximum of IPCA + 7.62% and (ii) a minimum of CDI + 0.47% and a maximum of CDI + 2.05%. The difference between book value and fair value is impacted mainly by macroeconomic conditions (inflation and interest rates), as well as the dynamics of the credit market, which is reflected in secondary capital market trading.

b)     Derivative financial instruments

Swap transactions and currency options

On August 7, 2025, Company entered into an external loan of USD 40,000 thousand under Law 4,131/62. Since the Company’s functional currency (R$) is different from the loan currency, a full cross‑currency swap was contracted, in line with its hedge policy, in order to mitigate exposure to foreign exchange variation.

This derivative is being designated under hedge accounting, with a notional amount of USD 40,000 thousand, equivalent to R$219.

Assets	Liability	Maturity period	Product	Principal amount contracted	Realized gain/ loss 2025
					Finance income (expense)	Other comprehensive income
US$ foreign‑exchange variation + (SOFR + 0.53% p.a.)	CDI + 0.55%	August 2026	Swap	US$40	(11)	1

The notional principal amounts of derivative transactions are not recorded in the balance sheet, since they relate to operations that do not require the full cash settlement, but only the settlement of gains or losses earned or incurred.

CEMIG is the guarantor of these derivative instruments contracted by CEMIG GT.

CEMIG GT uses a mark‑to‑market methodology to measure the derivative financial instrument, in accordance with market practices.

c)      Financial risk management

Corporate risk management is a management tool that is part of the Company’s corporate governance practices, and is aligned with the process of planning, which sets the Company’s strategic business objectives.

The economic-financial risk is associated with ineffective management and control of the organization’s financial resources, and also market variations, such as availability of credit, exchange rates, and movements in interest rates.

The Company monitor the financial risk of transactions that could negatively affect the Company’s liquidity or profitability, recommending hedge protection strategies to minimize its exposure to foreign exchange rate, interest rate and inflation risks, which are effective, in alignment with the Company’s business strategy.

The main exposure risks of the Company and its subsidiaries are described below in this explanatory note:

The Company developed a sensitivity analysis with the objective of measuring the impact of fluctuations in exchange rates, interest rates and inflation on the value of its financial assets and liabilities, showing the effect on profit or loss and on shareholders’ equity.

The scenarios for this analysis were prepared using market sources and specialized sources, and were considered as follows:

•         Base scenario: the accounting balances as of the date of these Financial Statements are used.

•         Probable scenario: the base‑scenario balance is updated considering the probable exchange rate and interest rates for December 31, 2025. The estimated effect on the Company’s profit or loss is presented as the difference between the probable scenario and the base scenario.

•         Adverse scenarios: a scenario is considered adverse when it results in a reduction in the gains of net financial assets (a reduction in the adverse scenario rate compared to the probable scenario rate) or an increase in net financial liabilities (an increase in the adverse scenario rate compared to the probable scenario rate), when associated with the same risk. Accordingly, the Company updates the base‑scenario balances considering the exchange rate and interest rates estimated. The estimated effect on profit or loss is presented as the difference between the adverse scenario and the base scenario.

Exchange rate risk

The Company is exposed to the risk of appreciation in exchange rates, with effect on suppliers (energy purchased from Itaipu) and cash flow.

The risk exposure of group is mitigated by the account for compensation of variation of parcel A items (CVA).

The net exposure to exchange rates is as follows:

Exposure to exchange rates	Dec. 31, 2025		Dec. 31, 2024

	Foreign currency	R$	Foreign currency	R$
U.S. dollar
Suppliers (Itaipu Binacional)	(34)	(186)	(34)	(210)
	(34)	(186)	(34)	(210)
Net liabilities exposed		(186)		(210)

Sensitivity analysis

The Company estimates that in a probable scenario the variation of the exchange rates of foreign currencies in relation to the Real on December 31, 2026 will be a depreciation of the dollar by 2.73%, to R$5.65.

The Company has prepared a sensitivity analysis of the effects on the Company’s net income arising from depreciation of the Real exchange rate considering an adverse scenario in relation to the probable scenario.

	Dec. 31, 2025	Dec. 31, 2026
Risk: foreign exchange rate exposure	Book Value	Probable' scenario Dollar R$5.65	Adverse scenario Dollar R$6.28
U.S. dollar
Suppliers (Itaipu Binacional)	(186)	(191)	(212)
Net liabilities exposed	(186)	(191)	(212)
Net effect of exchange rate fluctuation		(5)	(26)

Interest rate risk

The Company is exposed to the risk of decrease in Brazilian domestic interest rates on December 31, 2025. This risk arises from the effect of variations in Brazilian interest rates on net financial income comprised by financial revenues from cash investments made by the Company, and also to the financial assets related to the CVA and other financial components, net of the effects on financial expenses associated to loans and debentures in Brazilian currency, and also sectorial financial liabilities.

Part of the Loans in Brazilian currency comprises financings obtained from various financial agents that specify interest rates taking into account basic interest rates, the risk premium compatible with the companies financed, their guarantees, and the sector in which they operate.

The Company does not contract derivative financial instruments for protection from this risk. Variations in interest rates are continually monitored with the aim of assessing the need for contracting of financial instruments that mitigate this risk.

This exposure occurs as a result of net assets indexed to variation in interest rates, as follows:

Risk: Exposure to domestic interest rate changes	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash equivalents – Cash investments – CDI	1,630	1,629
Marketable securities – CDI / Selic	760	493
Indemnifiable receivable – Generation	997	871
Restricted cash – CDI	240	235
CVA and in tariffs (note 5.4) – Selic	1,962	1,296
	5,589	4,524
Liabilities
Loans and debentures (Note 15) – CDI	(7,981)	(4,882)
Sectorial financial liabilities (note 5.4)	-	(16)
	(7,981)	(4,898)
Net assets exposed	(2,392)	(374)

Sensitivity analysis

In relation to the most significant interest rate risk, the Company estimate that in a probable scenario the Selic rate will be 12.5% and the TJLP rate will be 8.59% on December 31, 2026.

The Company made a sensitivity analysis of the effects on results considering an adverse scenario in relation to the probable scenario, as shown in the table below. The CDI rate follows the Selic rate.

Risk: Increase in Brazilian interest rates	Dec. 31, 2025	Dec. 31, 2026
	Book Value	Probable' scenario	Adverse scenario
		Selic 12.5%	Selic 16%
	TJLP 8.59%	TJLP 9.57%
Assets
Cash equivalents	1,630	1,833	1,890
Marketable securities	760	855	881
Indemnifiable receivable – Generation (Note 5.2)	997	1,122	1,067
Restricted cash	240	270	278
CVA and Other financial components – SELIC (Note 5.4)	1,962	2,207	2,276
	5,589	6,287	6,392
Liabilities
Loans and debentures (Note 15)	(7,981)	(8,978)	(9,258)
	(7,981)	(8,978)	(9,258)

Net liabilities exposed	(2,392)	(2,691)	(2,866)
Net effect of fluctuation in interest rates		(299)	(474)

Increase in inflation risk

The Company is exposed to the risk of increase in inflation index on December 31, 2025. A portion of the loans and debentures as well as the pension fund liabilities are adjusted using the IPCA (Expanded National Customer Price). The revenues are also adjusted using the IPCA and IGP-M index, mitigating part of the Company risk exposure.

This table presents the Company’s net exposure to inflation index:

Exposure to increase in inflation	Dec. 31, 2025	Dec. 31, 2024
Assets
Concession financial assets – Distribution infrastructure - IPCA	3,929	2,807
Concession grant fee – Generation concessions – IPCA (Note 5.3)	3,182	3,098
	7,111	5,905
Liabilities
Loans and debentures – IPCA and IGP-DI (Note 15)	(11,581)	(7,547)
Deficit of pension plan (Forluz) – IPCA	(1,326)	(494)
Leasing liabilities	(417)	(429)
	(13,324)	(8,470)
Net assets exposed	(6,213)	(2,565)

Sensitivity analysis

Because the Company has more liabilities than assets indexed to inflation indicators, it is exposed to an increase in these indicators, which is reflected in the adverse scenario.

Accordingly, based on the estimate that, in a probable scenario, IPCA will be 4.4% and IGP‑M will be 3.77% as of December 31, 2026, the sensitivity analysis of the effects on profit or loss considering an adverse scenario relative to the probable scenario is as follows:

	Dec. 31, 2025	Dec. 31, 2026
		Probable' scenario	Adverse scenario
	Book value	IPCA 4.4%	IPCA 7.03%
		IGPM 3.77%	IGPM 7.28%
Assets
Concession financial assets related to Distribution infrastructure – IPCA	3,826	3,995	4,095
Concession financial assets related to gas distribution infrastructure – IGPM	103	107	110
Concession grant fee – Generation concessions – IPCA (Note 5.3)	3,182	3,322	3,406
	7,111	7,424	7,611
Liabilities
Loans and debentures – IPCA and IGP-DI (Note 15)	(11,581)	(12,090)	(12,395)
Deficit of pension plan (Forluz)	(1,326)	(1,384)	(1,419)
Leasing liabilities	(417)	(436)	(447)
	(13,324)	(13,910)	(14,261)
Net liability exposed	(6,213)	(6,486)	(6,650)
Net effect of fluctuation in IPCA and IGP–M indexes		(273)	(437)

Liquidity risk

CEMIG has sufficient cash flow to cover the cash needs related to its operating activities.

The Company manages liquidity risk with a group of methods, procedures and instruments that are coherent with the complexity of the business, and applied in permanent control of the financial processes, to guarantee appropriate risk management.

CEMIG manages liquidity risk by permanently monitoring its cash flow in a budget-oriented manner. Balances are projected monthly, for each one of the companies, over a period of 12 months, and daily liquidity is projected over 180 days.

Short-term investments must comply with investing principles established in the Company’s Cash Investment Policy. These include applying its resources in private credit investment funds, without market risk, and investment of the remainder directly in bank CDs or repo contracts which earn interest at the CDI rate.

In managing cash investments, the Company seeks to obtain profitability through a rigid analysis of financial institutions’ credit risk, applying operational limits for each bank, based on assessments that take into account their ratings, exposures and balance sheet. It also seeks greater returns on investments by strategically investing in securities with longer investment maturities, while bearing in mind the Company’s minimum liquidity control requirements.

Any reduction in the Company’s ratings could result in a reduction of its ability to obtain new financing and could also make refinancing of debts not yet due more difficult or more costly. In this situation, any financing or refinancing of the Company’s debt could have higher interest rates or might require compliance with more onerous covenants, which could additionally cause restrictions to the operations of the business.

The flow of payments of the Company’s obligation to suppliers, debts with the pension fund, Loans and debentures, at floating and fixed rates, including future interest up to contractual maturity dates, is as follows:

	Up to 1 month		1 to 3 months		3 months to 1 year		1 to 5 years		Over 5 years		Total
	Principal	Interest	Principal	Interest	Principal	Interest	Principal	Interest	Principal	Interest
Financial instruments at interest rates:
- Floating rates (*)
Loans and debentures	-	-	-	439	2,687	1,336	5,347	5,740	13,413	4,176	33,138
Onerous concessions	-	-	1	-	3	-	14	-	14	-	32
Deficit of the pension plan (FORLUZ)	9	6	26	18	235	67	450	217	912	166	2,106
	9	6	27	457	2,925	1,403	5,811	5,957	14,339	4,342	35,276
- Fixed rate
Suppliers	1,836	-	583	-	620	-	-	-	-	-	3,039
Total	1,845	6	610	457	3,545	1,403	5,811	5,957	14,339	4,342	38,315

(*) The lease payment flow is presented in note 16.

Risk of debt early maturity

The Company’s subsidiaries have loan contracts with restrictive covenants normally applicable to this type of transaction, related to compliance with a financial index. Non-compliance with these covenants could result in earlier maturity of debts. More details in Note 15.

Credit risk and other risks

The distribution concession contract requires levels of service on a very wide basis within the concession area, and disconnection of supply of defaulting customers is permitted.  Additionally, the Company uses numerous tools of communication and collection to avoid increase in default. These include: telephone contact, emails, text messages, collection letters, posting of customers with credit protection companies, and collection through the courts.

The risk arising from the possibility of CEMIG and its subsidiaries incurring losses as a result of difficulty in receiving amounts billed to its customers is considered to be low. The credit risk is also reduced by the extremely wide customers’ base.

The estimated credit losses recorded on December 31, 2025, considered to be adequate in relation to the credits in arrears receivable by the Company and its subsidiaries was R$946 (R$850 in 2024).

Company and its subsidiaries manage the counterparty risk of financial institutions based on an internal policy, which is constantly updated. This Policy assesses and scales the credit risks of the institutions, the liquidity risk systemic risk related to macroeconomic and regulatory conditions, the market risk of the investment portfolio and the Treasury operational risk.

All investments are made in financial securities that have fixed-income characteristics, always indexed to the CDI rate, and may be of public or private capital as well as financial or non-financial entities. The Company does not carry out any transactions in variable income securities or that would bring volatility risk into its financial statements.

As a management instrument, the Company and its subsidiaries divide the investment of its funds into direct purchases of securities (own portfolio) and investment funds. The investment funds invest the funds exclusively in fixed income products, having companies of the Group as the only unit holders. They obey the same policy adopted in the investments for the Company’s directly-held own portfolio.

The minimum requirements for concession of credit to financial institutions are centered on three items:

1.         Minimum Brazilian long-term rating of ‘BBB’ (bra), ‘brBBB’ or ‘Baa2’ by any of the agencies: Fitch Ratings, Moody’s or Standard & Poor’s.

2.         Equity greater than R$800.

3.         Basel ratio one percentage point above the minimum set by the Brazilian Central Bank.

The quality of the financial institutions’ credit portfolio is another indicator that is monitored and may result in reduction of the institution’s limit.

Banks that exceed these thresholds are classified in three groups, in accordance with their equity value, plus a specific segment comprising those whose credit risk is associated only with federal government, and within this classification, limits of concentration by group and by institution are set:

		Limit per bank (% of equity) (1) (2)
Group	Equity	AAA	AA	A	BBB
Federal Risk	-	10%	10%	10%	10%
A1	Equal or over R$10 billion	9%	8%	7%	6%
A2	Between R$5 billion and R$10 billion	8%	7%	6%	5%
A3	Between R$2 billion and R$5 billion	7%	6%	5%	4%
A4	Between R$800 million and R$2 billion	6%	5%	4%	-

1.	The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.
2.	When the institution has different ratings from different risk rating agencies, the rating that is most favorable for the institution is taken into account.

Further to these points, CEMIG also sets two concentration limits:

1.       No bank may have more than 30% of the Group’s portfolio.

2.       The banks in the ‘Federal risk’, ‘A1’ and ‘A2’ groups must concentrate at least 50% of the total of the funds available, comprising investments held in the Investment Funds and in the own portfolio, excluding public securities.

The Company only permits investments in securities of non-financial companies that have a rating equal to or higher than the most recent rating of the Company published by the risk rating agencies Fitch Rating, Moody’s or Standard & Poor’s.

Risk of over-contracting and under-contracting of energy supply

Sale or purchase of energy supply in the spot market to cover a positive or negative exposure of supply contracted, to serve the captive market of CEMIG D, is an inherent risk to the energy distribution business. The regulatory agent limits for 100% pass-through to customers the exposure to the spot market, valued at the difference between the distributor’s average purchase price and the spot price (PLD), is 105% of the distributor’s contracted supply. Any exposure that can be proved to have arisen from factors outside the distributor’s control (‘involuntary exposure’) may also be passed through in full to customers. Company’s management is continually monitoring its contracts for purchase of energy supply to mitigate the risk of exposure to the spot market.

Risk of continuity of the concession

Generation

There is a risk of non‑renewal of the concessions expiring in 2026 and 2027 for the Sá Carvalho, Theodomiro Carneiro Santiago, and Nova Ponte hydroelectric power plants (HPPs). CEMIG GT has filed expressions of interest for the extension of these concessions. Further details on the matter are provided in Note 1.3.

Distribution

The risk to continuity of the distribution concession arises from the new terms included in the extension of CEMIG D’s concession for 30 years from January 1, 2016, as specified by Law 12,783/13. The extension introduced changes to the present contract, conditional upon compliance by the distributor with new criteria for quality, and for economic and financial sustainability. The amendment included annual targets for these indicators, which had to be met by 2020. Failure to meet them in two consecutive years or in 2020 would result in the concession being forfeited.

As of 2021, the contract established that failure to meet the quality criteria for three consecutive years or the minimum parameters for economic and financial sustainability for two consecutive years will result in the opening of forfeiture proceedings. This rule was regulated by Normative Resolution 948/2021, summarized as follows:

Indicator	Criteria	Measures arising from non-compliance
Economic and financial management	In the base year	Capital contribution (1)
Limitation on the distribution of dividends and interest on own capital
Restrictive regime for contracts with related parties
Economic and financial management	2 consecutive years	Expiry of the concession
Quality of supply	In the base year	Results plan (2)
Quality of supply	2 consecutive years or 3 of the previous 5 calendar years	Limitation on the distribution of dividends and interest on own capital (3)
Quality of supply	3 consecutive years	Expiry of the concession

(1)	Within 180 days of the end of each financial year, for the total insufficiency that occurs in reaching the Minimum Parameter for Economic and Financial Sustainability.
(2)

Failure to comply with any of the DEC or FEC limits for one year makes it compulsory for the concessionaire to present a Results Plan, which must be submitted for ANEEL's prior acceptance and monitored in its execution by the inspection areas.

(3)	This limitation will come into effect on January 1st of the calendar year following the year in which the indicator was not met.

The quality-of-supply criterion is measured by the collective continuity indicators: DEC (Equivalent Duration of Interruption per Consumer Unit) and FEC (Equivalent Frequency of Interruption per Consumer Unit). These are considered non‑compliant when, individually or jointly, the result of each indicator exceeds the annual global limits established by ANEEL.

The efficiency criteria related to continuity of supply and to the economic and financial management required to maintain CEMIG D’s concession were met for the year ended December 31, 2024. For the 2025 fiscal year, the assessment has not yet been carried out.

Hydrological risk

The greater part of the energy sold by the Company’s subsidiaries is generated by hydroelectric plants. A prolonged period of drought can result in lower water volumes in the reservoirs of these plants, which can lead to an increase in the cost of acquisition of energy, due to replacement by thermoelectric generation, or reduction of revenues due to reduction in consumption caused by implementation of wide-ranging programs for saving of energy. Prolongation of the generation of energy using the thermal plants could pressure costs of acquisition of supply for the distributors, causing a greater need for cash, and could result in future increases in tariffs.

The mitigation of this risk is provided by the Energy Reallocation Mechanism (MRE). The MRE was designed to share among its participants the financial risks associated with the commercialization of energy by hydroelectric plants dispatched centrally by the ONS.

The Company continuously monitors the position of its energy balance and the risk position of power purchase contracting, in order to ensure that transactions are consistent with its objectives and corporate strategy.

d)     Capital management

The Company has the policy of maintaining a solid capital base to maintain the confidence of investors, creditors and the market and to enable the implementation of its investment program and the maintenance of its credit quality, with access to capital markets, seeking to invest in projects that offer minimum real internal rates of return equal to or greater than those provided for in the Long Term Strategy, with the cost of capital for its various businesses as a reference.

Accounting policy

Financial assets are classified, at initial recognition, as measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through income or loss, depending on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. CEMIG and its subsidiaries currently have no financial assets measured at fair value through other comprehensive income (OCI).

Financial liabilities, as a rule, should be classified as measured at amortized cost, except when they fall within the characteristics for measurement at fair value through profit or loss, or in the case of any other exceptions introduced by the standard.

The corresponding disclosures on the main assumptions used in the fair value valuations are summarized in the respective notes.

Amortized cost: Included in this category are the financial assets that (i) are held within the Company’s business model with the objective of collecting contractual cash flows, and (ii) whose contractual terms give rise to cash flows that are solely payments of principal and interest, as follows:

•         receivables from customers, traders and concession holders;

•         restricted cash;

•         securities for which there is a positive intention to hold them to maturity and whose contractual terms give rise to cash flows that constitute solely payments of principal and interest;

•         financial assets and liabilities related to the ‘Parcel A’ cost variation compensation account (CVA) and other financial components;

•         concession financial assets related to the concession grant fee (bonificação pela outorga) of generation contracts; and

•         amounts receivable from related parties.

The following financial liabilities are included in this category:

•         suppliers (trade payables);

•         leases;

•         loans and debentures;

•         debt agreed with the pension fund (Forluz);

•         low‑income subsidy obligations;

•         reimbursement of tariff subsidies; and

•         concession payables and other payables.

Amortized cost is calculated taking into account any discount or premium on acquisition, as well as fees or costs that are an integral part of the effective interest method. Gains and losses are recognized in profit or loss when the asset is derecognized, modified, or has a reduction in recoverable value

Estimates and judgments

Included in this category are cash equivalents and securities that are not classified at amortized cost, as well as derivative financial instruments and indemnification amounts receivable from generation assets.

This category also includes the concession financial assets related to electricity and gas distribution infrastructure. The financial assets of the electricity distribution concession are measured at replacement cost, equivalent to fair value at the financial statement date, while those related to the gas concession are measured at historical cost adjusted by the IGP‑M, less write‑offs and replacements, which corresponds to fair value at the financial statement date.

The Company maintains derivative instruments to manage its exposure to foreign‑currency fluctuations, which are initially recognized at fair value. Transaction costs attributable to these instruments are recognized in profit or loss when incurred. After initial recognition, derivatives are measured at fair value, with changes in fair value recorded in profit or loss.

The corresponding disclosures regarding the main assumptions used in fair value measurements are summarized in the respective notes to the financial statements.